                                  [Letterhead]


                                        October 23, 1996


The Valiant Fund
State Street Bank and Trust Company
Fund Administration, A4N
1776 Heritage Drive
North Quincy, Massachusetts 02171

Ladies and Gentlemen:

    We are furnishing this opinion in connection with the sale during the fiscal year ended August 31, 1996 of 3,394,812 shares of beneficial interest (the "Shares") of The Valiant Fund (the "Fund").

    We have examined copies of (i) your Agreement and Declaration of Trust as on file at the office of the Secretary of State of The Commonwealth of Massachusetts, which provides for an unlimited number of authorized shares of beneficial interest, and (ii) your By-laws, which provide for the issue and sale by the Fund of such Shares. We have also examined (i) a copy of this Form 24f-2 (the "Notice") in substantially the form to be filed pursuant to Rule 24f-2 (the "Rule") under the Investment Company Act of 1940, as amended, by you with the Securities and Exchange Commission relating to your registration of an indefinite number of shares of beneficial interest of the Fund pursuant to the Securities Act of 1933, as amended, and making definite registration of the Shares pursuant to the Rule, and (ii) a certificate of the Treasurer of the Fund stating that the Shares had been sold during the fiscal year ended August 31, 1996 and the appropriate consideration was received.

    We assume that appropriate action has been taken to register or qualify the sale of the Shares under any applicable state and federal laws regulating offerings and sales of securities, that the sale of the Shares was pursuant to the terms described in the Fund's Registration Statement under the Securities Act of 1933, as amended, and that the Notice will be timely filed with the Securities and Exchange Commission.



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Ropes & Gray

The Valiant Fund                      -2-                      October 23, 1996


Based upon the foregoing, we are of the opinion that:

    1. The Fund is a legally organized and validly existing voluntary association with transferable shares of beneficial interest under the laws of The Commonwealth of Massachusetts and is authorized to issue an unlimited number of shares of beneficial interest.

    2. The Shares were validly issued and were fully paid and nonassessable by the Fund at August 31, 1996.

    The Fund is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or its Trustees. The Agreement and Declaration of Trust provides for indemnification out of the property of the Fund for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Fund solely by reason of his being or on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

    We consent to this opinion accompanying the Notice.


                                       Very truly yours,


                                       /s/ Ropes & Gray
                                      -----------------------------
                                           Ropes & Gray


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APPENDIX 1.          U.S. SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                            PLEASE PRINT OR TYPE.


_______________________________________________________________________________
1.  Name and address of issuer:

       The Valiant Fund
       1776 Heritage Drive
       North Quincy, MA 02171
_______________________________________________________________________________
2.  Name of each series or class of funds for which this notice is filed:

       Valiant U.S. Treasury Money Market
       Valiant U.S. Treasury Income
       Valiant General Money Market
       Valiant Tax-Exempt Money Market
_______________________________________________________________________________
3.  Investment Company Act File Number:  811-7582

    Securities Act File Number:  33-59840
_______________________________________________________________________________
4.  Last day of fiscal year for which this notice is filed:  August 31, 1996
_______________________________________________________________________________
5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                            [ ]
_______________________________________________________________________________
6. Date of termination of issuer's declaration under rule 24f-2(a)(1). If applicable (see instruction A.6):

_______________________________________________________________________________
7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

        None
_______________________________________________________________________________
8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

        None
_______________________________________________________________________________
9.  Number and aggregate sale price of securities sold during the fiscal year:

        3,393,679,157                                3,393,679,157
_______________________________________________________________________________



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_______________________________________________________________________________
10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

        3,393,679,157                                3,393,679,157
_______________________________________________________________________________
11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

        1,319,655                                    1,319,655
_______________________________________________________________________________
12. Calculation of registration fee:

    (i)   Aggregate sale price of securities sold during the
          fiscal year in reliance on rule 24f-2 (from Item 10):  $3,393,679,157
                                                               ----------------
    (ii)  Aggregate price of shares issued in connection with
          dividend reinvestment plans (from Item 11, if
          applicable):                                           +1,319,655
                                                               ----------------
    (iii) Aggregate price of shares redeemed or repurchased
          during the fiscal year (if applicable):                -3,300,369,434
                                                               ----------------
    (iv)  Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing
          fees pursuant to rule 24f-2 (if applicable):           +0.00
                                                               ----------------
    (v)   Net aggregate price of securities sold and
          issued during the fiscal year in reliance on
          rule 24f-2 (line (i), plus line (ii), less
          line (iii), plus line (iv)(if applicable):              94,629,378
                                                               ----------------
    (vi)  Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other applicable
          law or regulation (see instruction C.6):               x 1/3300
                                                               ----------------
    (vii) Fee due (line (i) or line (v) multiplied by
          line (vi)):                                             28,676
                                                               ----------------

INSTRUCTION:  ISSUERS SHOULD COMPLETE LINES, (ii),(iii),(iv), AND (v) ONLY IF
              THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See instruction C.3.
_______________________________________________________________________________
13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                               [ ]

    Date of mailing or wire transfer of filing fees to the Commissioner's lockbox depository:
                          October 28, 1996
_______________________________________________________________________________
                                  SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


    By (Signature and Title)*  /s/ Susan Beauregard
                              -----------------------------------------------
                              Treasurer
                              -----------------------------------------------
                                Susan Beauregard

    Date  10/22/96
         ----------

  * Please print the name and title of the signing officer below the signature.
_______________________________________________________________________________